Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated August 19, 2014 to the

Statutory Prospectus for Administrative Class, Class A, Class C, Class D, Class R, Class R6 and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement 2015 Fund, AllianzGI Retirement 2020 Fund, AllianzGI Retirement 2025 Fund, AllianzGI Retirement 2030 Fund, AllianzGI Retirement 2035 Fund, AllianzGI Retirement 2040 Fund, AllianzGI Retirement 2045 Fund, AllianzGI Retirement 2050 Fund, AllianzGI Retirement 2055 Fund and AllianzGI Retirement Income Fund (the “Funds”)

Each of the Funds has changed its primary performance benchmark and added a secondary benchmark. For each Fund, the prospectus is revised to reflect the use of the relevant “Real Return Target Index” as primary and the relevant “Morningstar Lifetime Conservative Index” set forth below. Previously, the Funds’ primary benchmarks were the Dow Jones Real Return Indices. The Real Return Target date indices are based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return target date indexes, which were terminated on June 30, 2014.

Within the Fund Summary relating to each Fund, the benchmark and other comparative performance information (i.e., all performance information that does not report performance of the Fund itself) in the subsection entitled “Performance Information – Average Annual Total Returns (for periods ended 12/31/13)” is hereby restated as follows:

AllianzGI Retirement 2015 Fund:

	1 Year	5 Years	Fund Inception (12/29/08)
Real Return Target 2015 Index* (reflects no deduction for fees, expenses or taxes)	-1.56%	8.17%	8.19%
Morningstar Lifetime Conservative 2015 Index (reflects no deduction for fees, expenses or taxes)	5.09%	9.29%	9.55%
Lipper Mixed-Asset Target 2015 Funds Average	9.33%	11.14%	11.14%

* The Real Return Target 2015 Index replaced the Dow Jones Real Return 2015 Index as the Fund’s primary benchmark as of July 1, 2014. The Real Return Target 2015 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2015 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.

AllianzGI Retirement 2020 Fund:

	1 Year	5 Years	Fund Inception (12/29/08)
Real Return Target 2020 Index* (reflects no deduction for fees, expenses or taxes)	-0.43%	8.60%	8.69%
Morningstar Lifetime Conservative 2020 Index (reflects no deduction for fees, expenses or taxes)	6.74%	10.25%	10.59%
Lipper Mixed-Asset Target 2020 Funds Average	11.13%	11.82%	11.82%

* The Real Return Target 2020 Index replaced the Dow Jones Real Return 2020 Index as the Fund’s primary benchmark as of July 1, 2014. The Real Return Target 2020 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2020 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.

AllianzGI Retirement 2025 Fund:

	1 Year	Fund Inception (12/19/11)
Real Return Target 2025 Index* (reflects no deduction for fees, expenses or taxes)	1.30%	5.90%
Morningstar Lifetime Conservative 2025 Index (reflects no deduction for fees, expenses or taxes)	9.04%	11.38%
Lipper Mixed-Asset Target 2025 Funds Average	15.16%	14.12%

* The Real Return Target 2025 Index replaced the Dow Jones Real Return 2025 Index as the Fund’s primary benchmark as of July 1, 2014. The Real Return Target 2025 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2025 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.

AllianzGI Retirement 2030 Fund:

	1 Year	5 Years	Fund Inception (12/29/08)
Real Return Target 2030 Index* (reflects no deduction for fees, expenses or taxes)	3.68%	10.20%	10.49%
Morningstar Lifetime Conservative 2030 Index (reflects no deduction for fees, expenses or taxes)	12.23%	12.83%	13.36%
Lipper Mixed-Asset Target 2030 Funds Average	16.82%	13.81%	13.81%

* The Real Return Target 2030 Index replaced the Dow Jones Real Return 2030 Index as the Fund’s primary benchmark as of July 1, 2014. The Real Return Target 2030 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2030 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.

AllianzGI Retirement 2035 Fund:

	1 Year	Fund Inception (12/19/11)
Real Return Target 2035 Index* (reflects no deduction for fees, expenses or taxes)	6.51%	9.85%
Morningstar Lifetime Conservative 2035 Index (reflects no deduction for fees, expenses or taxes)	15.70%	16.30%
Lipper Mixed-Asset Target 2035 Funds Average	20.00%	17.20%

* The Real Return Target 2035 Index replaced the Dow Jones Real Return 2035 Index as the Fund’s primary benchmark as of July 1, 2014. The Real Return Target 2035 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2035 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.

AllianzGI Retirement 2040 Fund:

	1 Year	5 Years	Fund Inception (12/29/08)
Real Return Target 2040 Index* (reflects no deduction for fees, expenses or taxes)	9.19%	12.03%	12.52%
Morningstar Lifetime Conservative 2040 Index (reflects no deduction for fees, expenses or taxes)	18.41%	14.92%	15.57%
Lipper Mixed-Asset Target 2040 Funds Average	19.95%	14.85%	14.85%

* The Real Return Target 2040 Index replaced the Dow Jones Real Return 2040 Index as the Fund’s primary benchmark as of July 1, 2014. The Real Return Target 2040 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2040 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.

AllianzGI Retirement 2045 Fund:

	1 Year	Fund Inception (12/19/11)
Real Return Target 2045 Index* (reflects no deduction for fees, expenses or taxes)	11.35%	13.44%
Morningstar Lifetime Conservative 2045 Index (reflects no deduction for fees, expenses or taxes)	19.57%	19.02%
Lipper Mixed-Asset Target 2045 Funds Average	21.96%	18.92%

* The Real Return Target 2045 Index replaced the Dow Jones Real Return 2045 Index as the Fund’s primary benchmark as of July 1, 2014. The Real Return Target 2045 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2045 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.

AllianzGI Retirement 2050 Fund:

	1 Year	5 Years	Fund Inception (12/29/08)
Real Return Target 2050 Index* (reflects no deduction for fees, expenses or taxes)	12.90%	13.06%	13.63%
Morningstar Lifetime Conservative 2050 Index (reflects no deduction for fees, expenses or taxes)	19.86%	15.42%	16.08%
Lipper Mixed-Asset Target 2050 Funds Average	20.97%	15.05%	15.05%

* The Real Return Target 2050 Index replaced the Dow Jones Real Return 2050 Index as the Fund’s primary benchmark as of July 1, 2014. The Real Return Target 2050 Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 2050 Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above. For periods prior to December 31, 2009, performance information for the Dow Jones Real Return 40+ Index is shown, as the former Dow Jones Real Return 2050 Index was first constituted as of that date.

AllianzGI Retirement 2055 Fund:

	1 Year	Fund Inception (12/19/11)
Real Return Target 40+ Index* (reflects no deduction for fees, expenses or taxes)	13.90%	15.15%
Morningstar Lifetime Conservative 2055 Index (reflects no deduction for fees, expenses or taxes)	19.73%	19.29%
Lipper Mixed-Asset Target 2055+ Funds Average	23.23%	19.29%

* The Real Return Target 40+ Index replaced the Dow Jones Real Return 40+ Index as the Fund’s primary benchmark as of July 1, 2014. The Real Return Target 40+ Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return 40+ Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.

AllianzGI Retirement Income Fund:

	1 Year	5 Years	Fund Inception (12/29/08)
Real Return Target Today Index* (reflects no deduction for fees, expenses or taxes)	-1.56%	8.08%	8.06%
Morningstar Lifetime Conservative Income Index (reflects no deduction for fees, expenses or taxes)	2.21%	7.00%	7.15%
Lipper Mixed-Asset Target Today Funds Average	4.61%	8.52%	8.52%

* The Real Return Target Today Index replaced the Dow Jones Real Return Today Index as the Fund’s primary benchmark as of July 1, 2014. The Real Return Target Today Index is based on the methodology designed and produced by S&P Dow Jones Indices for the Dow Jones Real Return Today Index, which was terminated on June 30, 2014, and the performance figures for the two indices are identical for all periods shown in the table above.

Within the “Additional Performance Information – Index Descriptions” section, the paragraph relating to the Dow Jones Real Return Indices is hereby deleted and replaced with the following:

Each of the Real Return Target 2015, Real Return Target 2020, Real Return Target 2025, Real Return Target 2030, Real Return Target 2035, Real Return Target 2040, Real Return Target 2045, Real Return Target 2050, Real Return Target 40+ and Real Return Target Today Indices (for purposes of this paragraph, the “New Primary Indices”) is a composite of other indexes. The sub-indexes represent traditional stocks and bonds in addition to real return assets such as inflation-linked bonds, commodities and real estate securities that are considered to potentially counterbalance inflation. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an index. Each of the New Primary Indices is calculated using the methodology of, and is maintained by, S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC). The New Primary Indices are not sponsored by S&P Dow Jones Indices or its affiliates or its third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the New Primary Indices. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Allianz Global Investors Europe GmbH.

Please retain this Supplement for future reference.